SIGNIFICANT ACCOUNTING POLICIES - Disclosure of detailed information about impact on transition to IFRS 16 (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Significant Accounting Policies [Line Items]
Prepaid expenses and other assets	$ 2,153	$ 3,618
Right-of-use assets	3,060
Current portion of other liabilities	797	1,680
Current portion of lease liabilities	1,323
Lease liabilities	2,209
Other liabilities	$ 95	495
IFRS 16 [Member]
Significant Accounting Policies [Line Items]
Prepaid expenses and other assets		(109)
Right-of-use assets		4,102
Current portion of other liabilities		(120)
Current portion of lease liabilities		1,203
Lease liabilities		3,272
Other liabilities		$ (362)